Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information [Abstract]
Revenue By Geographic Region

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Asia	$131,263	$105,952	$27,311
Europe	16,881	15,282	6,257
United States	2,953	691	—

Total Revenue	$151,097	$121,925	$33,568